Intangible assets - Goodwill by operating segment (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019
Intangible assets
Goodwill	€ 1,297	€ 1,265
Eni gas e luce
Intangible assets
Goodwill	1,046	981
Exploration & Production
Intangible assets
Goodwill	146	190
Refining & Marketing and Chemical
Intangible assets
Goodwill	93	93
Corporate and Other activities
Intangible assets
Goodwill	11
Renewables
Intangible assets
Goodwill	€ 1	€ 1